Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Amortization Periods of Acquired Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years	5 years	5 years	5 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years	8 years	8 years	8 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years	7 years
Partner Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years	5 years	5 years	5 years
Minimum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years	7 years
Maximum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	8 years	10 years